CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	¥ 642,260	¥ 846,225	¥ 626,170
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	121,124	110,448	102,713
Loss on disposal of assets		320	5,852
Gain on sales of assets		(1,000)
Impairment loss on property and equipment		14,741
Impairment loss on real estate inventories	1,252	6,013	0
Non-cash finance lease expense	28,265	28,503	23,847
Gain on finance lease cancellation	(566)
Investment revaluation (gain) loss	9,188	(4,459)	1,965
Gain on sales of investment in marketable securities	(14,242)
Impairment loss on equity securities without readily determinable fair values	34,804	23,509
Deferred income taxes, net	10,124	4,418	50,993
Changes in assets and liabilities:
Accounts receivable, net	(6,286)	(15,664)	(16,246)
Real estate inventory	(4,640,243)	1,204,545	1,122,406
Contract assets	38,728	95,081	199,522
Prepaid and other current assets	(581,646)	112,238	(290,238)
Operating lease, net	(2,322)	(2,307)	2,655
Other assets	(54,946)	(156,158)	15,890
Accounts payable	30,444	433,699	(130,709)
Contract liabilities	374,879	207,224	(130,271)
Accrued expenses and other current liabilities	(427,201)	405,722	(12,654)
Net cash provided by (used in) operating activities	(4,436,384)	3,313,098	1,571,895
Cash flows from investing activities:
Purchases of property and equipment	(872,627)	(2,521,787)	(2,221,499)
Proceeds from sale of property and equipment		3,182
Purchases of intangible assets	(692)	(2,351)	(6,359)
Purchase of investments and investments in marketable securities	(82,988)	(100,841)	(15,203)
Proceeds from sale of investments in marketable securities	39,415
Net cash used in investing activities	(916,892)	(2,621,797)	(2,243,061)
Cash flows from financing activities:
Proceeds from notes payable	18,295,279	14,734,600	15,014,801
Payments on notes payable	(12,923,954)	(13,969,871)	(14,745,923)
Payments on IPO costs			(229,046)
Proceeds from common stock issuance			1,187,428
Dividend payments	(136,419)	(40,926)	(24,998)
Purchases of noncontrolling interest		(49)
Repayments of principal portion of finance lease liability	(27,790)	(27,999)	(25,689)
Net cash provided by financing activities	5,207,116	695,755	1,176,573
Effect of exchange rate change on cash and cash equivalents	(5,629)	(30,880)	8,904
Net increase in cash and cash equivalents	(151,789)	1,356,176	514,311
Cash and cash equivalents, beginning of year	2,656,860	1,300,684	786,373
Cash and cash equivalents, end of year	2,505,071	2,656,860	1,300,684
Cash paid during the year for
Interest	49,798	44,544	352,355
Income taxes	731,142	309,482	316,050
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,023,288	747,616	2,613
Finance lease right - of - use assets obtained in exchange for finance lease liabilities	31,598	¥ 38,066	¥ 38,673
Purchases of property and equipment in accounts payable	¥ 135,300